Document and Entity Information	Sep. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2023
Entity File Number	001-41770
Entity Registrant Name	Veralto Corp
Entity Central Index Key	0001967680
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1941413
Entity Address, Address Line One	c/o Danaher Corporation
Entity Address, Address Line Two	2200 Pennsylvania Avenue, N.W., Suite 80
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	202
Local Phone Number	828-0850
Title of 12(b) Security	Common stock (par value $0.01 per share)
Trading Symbol	VLTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false